Employee Benefit Plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits | Domestic pension benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 4,713	$ 5,026	$ 4,830	$ 4,696
Discount rate	3.73%	4.35%	4.48%	4.13%
Expected rate of return on plan assets		6.625%	7.00%	7.25%
Rate of compensation increase				3.00%
Components of net periodic benefit cost (credit):
Service cost		$ 0	$ 0	$ 30
Interest cost		180	182	170
Expected return on assets		(325)	(330)	(333)
Amortization of:
Prior service (credit) cost		0	0	(1)
Net actuarial loss		67	69	111
Settlement loss		2	2	1
Curtailment (gain)		0	0	(30)
Net periodic benefit (credit) cost		(76)	(77)	(52)
Pension Benefits | Foreign pension benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets		$ 994	$ 994	$ 959
Discount rate		2.53%	3.45%	3.33%
Expected rate of return on plan assets		4.61%	5.35%	5.25%
Rate of compensation increase		3.60%	3.51%	3.29%
Components of net periodic benefit cost (credit):
Service cost		$ 31	$ 29	$ 32
Interest cost		33	36	38
Expected return on assets		(50)	(51)	(51)
Amortization of:
Prior service (credit) cost		0	1	0
Net actuarial loss		35	17	23
Settlement loss		0	1	0
Curtailment (gain)		0	0	0
Net periodic benefit (credit) cost		49	33	42
Other post-retirement benefits | Domestic pension benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets		$ 102	$ 97	$ 92
Discount rate		4.35%	4.48%	4.13%
Expected rate of return on plan assets		6.625%	7.00%	7.25%
Rate of compensation increase		3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost		$ 1	$ 1	$ 1
Interest cost		7	8	8
Expected return on assets		(7)	(7)	(6)
Amortization of:
Prior service (credit) cost		(10)	(10)	(10)
Net actuarial loss		6	8	10
Settlement loss		0	0	0
Curtailment (gain)		0	0	0
Net periodic benefit (credit) cost		$ (3)	$ 0	$ 3
Other post-retirement benefits | Foreign pension benefits
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate		2.60%	3.60%	3.10%
Components of net periodic benefit cost (credit):
Service cost		$ 0	$ 0	$ 0
Interest cost		0	0	0
Expected return on assets		0	0	0
Amortization of:
Prior service (credit) cost		0	0	0
Net actuarial loss		0	0	0
Settlement loss		0	0	0
Curtailment (gain)		0	0	0
Net periodic benefit (credit) cost		$ 0	$ 0	$ 0